Shareholders' Equity (Deficit) (Details) - Schedule of option plan granted to employees - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Schedule of Option Plan Granted to Employees [Abstract]
Number of options Outstanding at beginning	[1]	72,538	671		886
Weighted average Exercise price Outstanding at beginning	[1]	$ 89.79	$ 616.875		$ 661.5
Number of options Exercised		(123)		[1]	(7)	[1]
Weighted average Exercise price Exercised		$ 0.0315		[1]	$ 0.0315	[1]
Number of options, Granted		63,578	72,157	[1]		[1]
Weighted average Exercise price, Granted		$ 22.75	$ 87.5	[1]		[1]
Number of options Forfeited and cancelled		(3,572)	(290)	[1]	(208)	[1]
Weighted average Exercise price Forfeited and cancelled		$ 53.2	$ 761.25	[1]	$ 728.875	[1]
Number of options Outstanding at ending		132,421	72,538	[1]	671	[1]
Weighted average Exercise price Outstanding at end of year		$ 58.68	$ 89.79	[1]	$ 616.875	[1]
Number of options Exercisable options		28,586	364	[1]	516	[1]
Weighted average Exercise price Exercisable options		$ 94.32	$ 494.9	[1]	$ 575.05	[1]

[1]	After giving effect to the reverse stock split